Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current income tax expense (benefit):
Current year	$ 1,164	$ 1,186
Adjustments in respect of prior years, including resolution of tax disputes	(106)	(209)
Total current income tax expense (benefit)	1,058	977
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(90)	(163)
Adjustments in respect of prior years, including resolution of tax disputes	51	203
Tax expense (benefit) arising from unrecognized tax losses	(15)	23
Tax rate and other legislative changes	12	0
Total deferred income tax expense (benefit)	(42)	63
Total income tax expense (benefit)	$ 1,016	$ 1,040